ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SUMMARY OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Cash	$100
Bank deposit	12
Prepaid expenses and other current assets	50
Property and equipment	33
Accrued expenses and other current liabilities	(13)
Deferred income taxes	(84)
Intangible asset - Customer relationships (*)	363
Goodwill	583

Total purchase price (**)	$1,044

(*)	The fair value of the customer relationships asset associated with Ocean acquisition amounted to $363 was based on market participant approach to valuation, performed internally by the management using estimates and assumptions. The customer relationships represent the existing relationships and agreements of Ocean with private portfolio clients.

(**)	The fair value of the purchase price is comprised from Cash Consideration that was paid in total amount of $87 (see Note 3A) and Equity Consideration in form of issuance of shares of units consists of Common Stock and warrants in total consideration of $957 which was determined internally by the management as certain percentage of the Company’s managing assets.